Organization and Business Description	6 Months Ended
Dec. 31, 2023
Organization and Business Description [Abstract]
ORGANIZATION AND BUSINESS DESCRIPTION

NOTE 1 — ORGANIZATION AND BUSINESS DESCRIPTION

U-BX Technology LTD. (“U-BX”) is an exempted company incorporated under the laws of the Cayman Islands on June 30, 2021 as Famingsur Develop Limited. On October 10, 2021, Famingsur Develop Limited filed to change its name to U-BX Technology Ltd. U-BX does not conduct any substantive operations on its own but instead conducts its business operations through its subsidiaries.

Prior to the incorporation of U-BX, the business commenced its operations in March 2018 and mainly through Youjiayoubao (Beijing) Technology Co., Ltd (“U-BX Beijing”) and its wholly owned subsidiaries, Rudongyoujia Smart Technology Co Ltd. (“RDYJ”), YJYC Hainan Technology Co Ltd (“YJYC Hainan”), Wuxi Benjuchezhi Technology Service Co Ltd (“Wuxi BJCZ”), Jiangsu Youjiayouche Technology Co Ltd (“Jiangsu YJYC”), Jiangsu Jingmo Technology Co Ltd (“Jiangsu Jingmo”) and Jiangsu Youchehubao Technology Co Ltd (“Jiangsu YCHB”). Wuxi BJCZ was sold to a third party on May 9, 2020 and has since ceased to be a subsidiary of U-BX Beijing. YJYC Hainan was dissolved voluntarily on August 11, 2020.

In order to raise capital through an IPO in the United States, the Company has undertaken a series of transactions (the “Reorganization”):

On July 14, 2021, the Company formed its wholly owned subsidiary, HK Snailinsur Group Limited (“U-BX HK”) in Hong Kong. On July 23, 2021, U-BX HK formed its wholly owned subsidiary, Beijing Lianghua Technology Co., Ltd. (“WFOE Beijing”) in PRC.

On August 16, 2021, WFOE Beijing entered into a series of contractual arrangements with the owners of U-BX Beijing. These agreements included a Consulting and Service Agreement, a Business Operation Agreement, an Equity Pledge Agreement, an Exclusive Call Option Agreement and Shareholder Voting Proxy Agreement (collectively “VIE Agreements”). Pursuant to the VIE Agreements, WFOE Beijing has the exclusive right to provide U-BX Beijing with comprehensive technical support, consulting services and other services in relation to the Principal Business during the term of this Agreement. All the above contractual arrangements obligate WFOE Beijing to absorb a majority of the risk of loss from the business activities of U-BX Beijing and entitle WFOE Beijing to receive a majority of their residual returns. In essence, WFOE Beijing has gained effective control over U-BX Beijing.

On February 20, 2022, with approval of WFOE Beijing and approval of the board of directors of U-BX Beijing, U-BX Beijing issued 2.99% equity interest in U-BX Beijing for nil consideration to a third-party investor. The issuance was completed on February 28, 2022. On February 28, 2022, WFOE Beijing exercised its call option under the Exclusive Call Option Agreements with certain shareholders of U-BX Beijing, dated August 16, 2021, and entered into equity transfer agreements with all the shareholders of U-BX Beijing to purchase all the equity interest in U-BX Beijing. The restructure was completed on March 3, 2022. As a result, U-BX Beijing became a wholly owned subsidiary of WFOE Beijing and the VIE structure was dissolved and the VIE Agreements were terminated.

U-BX together with its wholly owned subsidiaries U-BX HK, the WFOEs, U-BX Suzhou, U-BX Beijing, and its subsidiaries were effectively controlled by the same shareholders before and after the reorganization and therefore the Reorganization was considered under common control and included at their historical carrying values. The consolidation of the Company has been prepared on the basis as if the reorganization had become effective as of the beginning of the first period presented in the consolidated financial statements.

U-BX, U-BX HK, the WFOEs, U-BX Suzhou, U-BX Beijing and its subsidiaries (the “Company”) primarily provide value-added services using artificial intelligence-driven technology to businesses within the insurance industry in PRC.

As of December 31, 2023, the Company’s principal subsidiaries are as follows:

Name of Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Principal Activities
Hong Kong Snailinsur Group Limited (“U-BX HK”)	July 14, 2021	Hong Kong	100%	Investment holding
Beijing Lianghua Technology Co Ltd (“WFOE Beijing”)	July 23, 2021	PRC	100%	Investment holding
Youjiayoubao (Beijing) Technology Co., Ltd. (“U-BX Beijing”)	March 27, 2018	PRC	100%	Provision of services
Rudongyoujia Smart Technology Co., Ltd. (“RDYJ”)	July 27, 2018	PRC	100%	Provision of services
Jiangsu Jingmo Technology Co., Ltd. (“Jiangsu Jingmo”)	July 9, 2020	PRC	100%	Provision of services
Jiangsu Youjiayouche Technology Co., Ltd. (“Jiangsu YJYC”)	June 29, 2020	PRC	100%	Provision of services
Suzhou Lianghua Technology Co., Ltd. (“WFOE Suzhou”)	November 28, 2022	PRC	100%	Investment holding
Suzhou Youjiayoubao Technology Co., Ltd. (“U-BX Suzhou”)	December 2, 2022	PRC	100%	Provision of services
Zhejiang JZSC Enterprise Management Co., Ltd. (“WFOE Zhejiang”)	July 10, 2023	PRC	100%	Investment holding
JZSC Technology Co., Ltd. (“JZSC Technology”)	November 6, 2023	PRC	100%	Provision of services